Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	$ (28,036)	$ (24,515)	$ (24,091)
Loss from equity accounted investments, related impairments and expenses:
Net finance costs	(1,245)	(1,417)	(1,013)
Loss before taxation	(650)	(763)	(2,520)
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(28,036)	(24,515)	(24,091)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(57)	(82)	(70)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure	(80)	(134)	(655)
Samarco dam failure provision	(429)	(38)	(1,200)
Impairment of the carrying value of the investment in Samarco			(525)
Net finance costs	(84)	(127)
Loss before taxation	(650)	(381)	(2,450)
Share of loss from Samarco	(80)	(134)	(655)
Impairment			(525)
Other movements	(429)	(38)	(1,200)
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	$ (57)	$ (82)	(70)
Additional share of loss from Samarco			(572)
Provision expense			$ (628)